Business Combinations - Schedule of Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 18, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Net tangible assets (liabilities):
Goodwill		$ 158,183	$ 158,143	$ 147,154
WebintPro
Components of Purchase Price:
Cash	$ 18,843
Fair value of contingent consideration	7,300
Other purchase price adjustments	(1,761)
Total purchase price	24,105
Net tangible assets (liabilities):
Accounts receivable	2,160
Other current assets, including cash acquired	7,921
Other assets	2,757
Current and other liabilities	(3,220)
Contract liabilities—current and long-term	(554)
Deferred income taxes	(1,342)
Net tangible assets	7,722
Identifiable intangible assets	4,486
Goodwill	11,897
Total purchase price allocation	24,105
Customer relationships | WebintPro
Net tangible assets (liabilities):
Identifiable intangible assets	1,452
Developed technology | WebintPro
Net tangible assets (liabilities):
Identifiable intangible assets	1,360
Trademarks and trade names | WebintPro
Net tangible assets (liabilities):
Identifiable intangible assets	367
Non-competition agreements | WebintPro
Net tangible assets (liabilities):
Identifiable intangible assets	$ 1,307